--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            NEWPOINT GOVERNMENT
                                            MONEY MARKET FUND

                                            SEMI-ANNUAL REPORT
                                            MAY 31, 1997

                                            A Diversified Portfolio of Newpoint
                                            Funds,
                                            an Open-End, Management Investment
                                            Company

                                                                            LOGO

LOGO
       Cusip 651722100
       G00580-03 (7/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Newpoint Government Money Market Fund for the six-month reporting period from December 1, 1996 through May 31, 1997. This report includes an investment review by the portfolio manager, a list of the fund's investments, and complete financial information.

During the reporting period, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.02 per share while maintaining a stable share value of $1.00.* The fund's total net assets grew to reach $92.5 million on the last day of the reporting period.

Thank you for putting your ready cash to work on a daily basis through Newpoint Government Money Market Fund. We will continue to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,

LOGO
Edward C. Gonzales
President
July 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

The Newpoint Government Money Market Fund had an average maturity of over 70 days at the beginning of 1997. The Federal Reserve Board (the "Fed") hinted that a raise in money market rates was likely, and in March, the move came to fruition, with the increase of the federal funds rate from 5.25 percent to 5.50 percent. It seemed overwhelmingly likely that the process would be repeated before the end of the second quarter. The fund's average maturity drifted downward to around 40 days by the end of May in anticipation of capturing higher rates once another round of tightening was made by the Fed.

As inflation continues to be a no-show, the chance that the Fed will raise rates looks less and less likely. As the current assets mature in the fund, they will be reinvested in the most attractive part of the money market curve, mainly in U.S. government agency paper, to pick up the extra yield that these securities provide. The pockets of value currently look to be in the six-month portion of the yield curve.

We plan to continue to ladder notes in an attempt to maximize yield to shareholders, while providing regular opportunities for reinvestment. As always, we continue to monitor the interest rate environment closely and stand prepared to invest the Newpoint Government Money Market Fund to help optimize yield within the high quality standards of the fund.

LOGO

Kathleen E. Wells
Trust Officer & Portfolio Manager
First National Bank of Ohio



NEWPOINT GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                      VALUE
------------       ----------------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--71.8%
-----------------------------------------------------------------------------------------
                   FEDERAL HOME LOAN BANK DISCOUNT NOTES--32.1%
                   ----------------------------------------------------------------------
$ 30,000,000   (a) 5.23%-5.603%, 6/25/1997-10/1/1997                                        $ 29,739,440
                   ----------------------------------------------------------------------    -----------
                   FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES--10.8%
                   ----------------------------------------------------------------------
  10,000,000   (a) 5.66%, 7/1/1997                                                             9,954,083
                   ----------------------------------------------------------------------    -----------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES--28.9%
                   ----------------------------------------------------------------------
  27,000,000   (a) 5.41%-5.59%, 6/6/1997-9/24/1997                                            26,763,827
                   ----------------------------------------------------------------------    -----------
                   TOTAL U.S. GOVERNMENT AGENCIES                                             66,457,350
                   ----------------------------------------------------------------------    -----------
(B) REPURCHASE AGREEMENTS--28.6%
-----------------------------------------------------------------------------------------
  10,000,000       HSBC Securities, Inc., 5.470%, dated 5/30/1997, due 6/2/1997               10,000,000
                   ----------------------------------------------------------------------
  16,460,000       National City Bank, Cleveland, OH, 5.480%, dated 5/30/1997, due
                   6/2/1997                                                                   16,460,000
                   ----------------------------------------------------------------------    -----------
                   TOTAL REPURCHASE AGREEMENTS                                                26,460,000
                   ----------------------------------------------------------------------    -----------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                 $ 92,917,350
                   ----------------------------------------------------------------------    -----------

(a) Discount rate at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($92,538,643) at May 31, 1997.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                  $26,460,000
-------------------------------------------------------------------
Investments in securities                                              66,457,350
-------------------------------------------------------------------   -----------
Total investments in securities, at amortized cost                                   $92,917,350
---------------------------------------------------------------------------------
Cash                                                                                       1,500
---------------------------------------------------------------------------------
Income receivable                                                                          8,050
---------------------------------------------------------------------------------    -----------
Total assets                                                                          92,926,900
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                               376,730
-------------------------------------------------------------------
Accrued expenses                                                           11,527
-------------------------------------------------------------------   -----------
     Total liabilities                                                                   388,257
---------------------------------------------------------------------------------    -----------
Net Assets for 92,538,643 shares outstanding                                         $92,538,643
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
$92,538,643 / 92,538,643 shares outstanding                                                $1.00
---------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $2,328,387
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $217,408
----------------------------------------------------------------------
Administrative personnel and services fee                                  65,222
----------------------------------------------------------------------
Custodian fees                                                             12,904
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   21,013
----------------------------------------------------------------------
Directors'/Trustees' fees                                                   3,416
----------------------------------------------------------------------
Auditing fees                                                               8,393
----------------------------------------------------------------------
Legal fees                                                                  1,496
----------------------------------------------------------------------
Portfolio accounting fees                                                  18,821
----------------------------------------------------------------------
Share registration costs                                                    6,426
----------------------------------------------------------------------
Printing and postage                                                        4,130
----------------------------------------------------------------------
Insurance premiums                                                          1,946
----------------------------------------------------------------------
Miscellaneous                                                               1,039
----------------------------------------------------------------------   --------
     Total expenses                                                       362,214
----------------------------------------------------------------------
     Waiver of investment advisory fee                                    (86,963)
----------------------------------------------------------------------   --------
          Net expenses                                                                  275,251
---------------------------------------------------------------------------------    ----------
               Net investment income                                                 $2,053,136
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)



NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED     YEAR ENDED
                                                              (UNAUDITED)       NOVEMBER 30,
                                                              MAY 31, 1997          1996
                                                            ----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                        $    2,053,136     $  4,117,984
---------------------------------------------------------   ----------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                         (2,053,136)      (4,117,984)
---------------------------------------------------------   ----------------    ------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                     97,902,141      195,120,125
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                   617,556        1,098,483
---------------------------------------------------------
Cost of shares redeemed                                         (91,211,129)    (210,662,239)
---------------------------------------------------------   ----------------    ------------
     Change in net assets resulting from share
       transactions                                               7,308,568      (14,443,631)
---------------------------------------------------------   ----------------    ------------
          Change in net assets                                    7,308,568      (14,443,631)
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                              85,230,075       99,673,706
---------------------------------------------------------   ----------------    ------------
End of period                                                $   92,538,643     $ 85,230,075
---------------------------------------------------------   ----------------    ------------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                             ENDED                       YEAR ENDED NOVEMBER 30,
                                          (UNAUDITED)     ------------------------------------------------------
                                          MAY 31, 1997    1996     1995     1994(B)    1993     1992     1991(A)
                                          ------------    -----    -----    -------    -----    -----    -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $1.00    $1.00     $1.00     $1.00    $1.00     $1.00
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------
  Net investment income                        0.02        0.05     0.05      0.03      0.02     0.03      0.04
---------------------------------------
LESS DISTRIBUTIONS
---------------------------------------
  Distributions from net investment
  income                                      (0.02)      (0.05)   (0.05)    (0.03)    (0.02)   (0.03)    (0.04)
---------------------------------------    --------       -----    -----    ------     -----    -----    ------
NET ASSET VALUE, END OF PERIOD               $ 1.00       $1.00    $1.00     $1.00     $1.00    $1.00     $1.00
---------------------------------------    --------       -----    -----    ------     -----    -----    ------
TOTAL RETURN (C)                               2.38%       4.83%    5.24%     3.25%     2.47%    3.23%     3.87%
---------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------
  Expenses                                     0.63%*      0.63%    0.74%     0.77%     0.74%    0.73%     0.57%*
---------------------------------------
  Net investment income                        4.72%*      4.73%    5.12%     3.24%     2.44%    3.21%     5.26%*
---------------------------------------
  Expense waiver/reimbursement (d)             0.20%*      0.20%    0.20%     0.20%     0.20%    0.20%     0.26%*
---------------------------------------
SUPPLEMENTAL DATA
---------------------------------------
  Net assets, end of period (000
  omitted)                                  $92,539       $85,230  $99,674  $63,868    $48,897  $54,111  $64,140
---------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 11, 1991 (date of initial public investment) to November 30, 1991. For the period from the start of business, December 20, 1990, to March 10, 1991, net investment income aggregating $0.0136 per share ($1,346) was distributed to Federated Administrative Services.

(b) As of February 4, 1994, Investment Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares known as Trust Shares and Investment Shares. The table above presents Trust Share information for the years prior to November 30, 1994. For the years ended November 30, 1993, 1992, and for the period ended November 30, 1991, Investment Share net assets (000 omitted) were $10,315, $14,114, and $7,933, respectively.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Government Money Market Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase and reverse repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


NEWPOINT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At May 31, 1997, capital paid-in aggregated $92,538,643.

Transactions in shares were as follows:

                                                             SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                            MAY 31, 1997    NOVEMBER 30, 1996
---------------------------------------------------------   ------------    -----------------
Shares sold                                                  97,902,141         195,120,125
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                        617,556           1,098,483
---------------------------------------------------------
Shares redeemed                                             (91,211,129)       (210,662,239)
---------------------------------------------------------   -----------     ---------------
     Net change resulting from share transactions             7,308,568         (14,443,631)
---------------------------------------------------------   -----------     ---------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--First National Bank of Ohio, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


NEWPOINT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES                                        OFFICERS
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                  Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                               President and Treasurer
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                     Executive Vice President
Lawrence D. Ellis, M.D.                         Richard B. Fisher
Edward L. Flaherty, Jr.                           Vice President
Edward C. Gonzales                              John W. McGonigle
Peter E. Madden                                   Executive Vice President and
Gregor F. Meyer                                 Secretary
John E. Murray, Jr.                             C. Christine Thomson
Wesley W. Posvar                                  Vice President and Assistant
Marjorie P. Smuts                               Treasurer
                                                C. Todd Gibson
                                                  Assistant Secretary

Mutual funds are not bank deposits or obligations of First National Bank of Ohio, are not endorsed or guaranteed by First National Bank of Ohio, or any bank, and are not obligations of, guaranteed by, or insured by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            NEWPOINT EQUITY FUND

                                            SEMI-ANNUAL REPORT
                                            MAY 31, 1997

                                            A Diversified Portfolio of Newpoint
                                            Funds,
                                            an Open-End, Management Investment
                                            Company

                                                                            LOGO

LOGO
       Cusip 651722209
       G01234-01 (7/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Newpoint Equity Fund for the six-month reporting period from December 1, 1996 through May 31, 1997. The report begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

Newpoint Equity Fund invests in a diversified portfolio of high-quality stocks across the industrial spectrum. As you review the fund's list of holdings, you will recognize many of America's most prominent companies.

As the U.S. stock market continued to advance during the reporting period, Newpoint Equity Fund produced a six-month total return of 8.41%, or 3.55% reflecting the sales charge.* Contributing to the fund's total return was a 3.6% increase in share price, dividends totaling $0.02 per share and capital gains totaling $0.64 per share. At the end of the reporting period, total net assets of the fund stood at $44.6 million.

Thank you for selecting Newpoint Equity Fund as a way to capture the long-term growth opportunities of U.S. stocks. We will continue to keep you up-to-date on your progress.

Sincerely,

LOGO
Edward C. Gonzales
President
July 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The U.S. equity market has advanced approximately 15.00% (S&P 500)* through May. The market has been helped by strong performances from consumer staples, capital goods-technology, and financial stocks. The market has been hurt by weak performances from credit cyclical, consumer services, basic industries, transportation, and utilities. Large-capitalization stocks have been performing better than small-capitalization stocks. The performance of large-capitalization stocks are tied to the level and direction of interest rates since they have stable cash flows to discount to the present. Small-capitalization stocks tend to perform better when the U.S. economy is growing strongly and particularly out-perform when Japan and Germany's economies are also contributing to a world wide expansion.+ A strong global economy benefits the earnings driven small-capitalization stocks. Interest rates this cycle have been very well behaved because productivity increases have outdistanced wage increases. The Newpoint Equity Fund is mostly invested in large-capitalization stocks so productivity and interest rate trends are important to the fund. The real debate in the market is centered around just how long productivity increases continue to exceed demand (spending) increases. At the point where the public becomes convinced of eternal prosperity and eternally-rising stock prices, spending will begin to outdistance supply growth (productivity growth) and stocks will have a hard time making further positive progress. As long as analysts constantly express concern that the stock market is too high and we have an absence of a spending boom, we look for the market environment to be positive for our large-capitalization stocks. With this positive outlook, we plan to continue to overweight the technology, capital goods, drug and health care, agricultural, and financial sectors.

Our overweighted industries are beneficiaries of one or more of the following themes: demographic trends are negative in the U.S. while the developing world has very positive demographics; technology is increasing productivity because it is replacing physical assets with information; agriculture is becoming a growth industry; companies continue to restructure; and good values can be found in out-of-favor stocks. Under the demographic theme, we expect globally exposed companies to out-perform domestically exposed companies, particularly those companies that can benefit from worldwide industrial growth and global brands. Examples would be Proctor & Gamble, Boeing, and Gillette. Under the technology theme, we feel that the high-technology tier should out-perform the low-technology tier of stocks, especially in computers and communication. Under this theme, we like Intel, Microsoft, Cisco, Compaq, and Sun Microsystems. Bioagriculture is the driving force in our agricultural theme. Monsanto and Deere are both benefiting from this theme. Restructuring a company's finances and marketing can enhance shareholder returns by focusing a company's strategies. Raytheon, United Technologies, and Safeway have enhanced shareholder value by restructuring. Many stocks fall out of favor as a result of value migration from a company's historical business model to a new one. With new management or some other catalyst, the business model is updated to the new realities of the market with value restored to the shareholder. Stanley Works has new management who is changing the direction of the company.

* Standard & Poor's Daily Stock Price Index of 500 Common Stocks is an unmanaged index of common stocks in industry, transportation, financial and public utility companies. Investments cannot be made in an index.

+ Small cap stocks have historically experienced greater volatility than average.


We feel the fund's present structure should provide the best chances of capital appreciation for the coming year.

LOGO
Wesley C. Meinerding
Vice President & Trust Officer
First National Bank of Ohio


NEWPOINT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--98.9%
-----------------------------------------------------------------------------------
                   BASIC INDUSTRY--3.5%
                   ----------------------------------------------------------------
     35,000        Monsanto Co.                                                       $  1,540,000
                   ----------------------------------------------------------------   ------------
                   BUILDING CYCLICAL--0.9%
                   ----------------------------------------------------------------
     10,000        Stanley Works                                                           410,000
                   ----------------------------------------------------------------   ------------
                   CAPITAL GOODS--5.1%
                   ----------------------------------------------------------------
     14,000        Deere & Co.                                                             715,750
                   ----------------------------------------------------------------
     26,200        General Electric Co.                                                  1,581,825
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,297,575
                   ----------------------------------------------------------------   ------------
                   CAPITAL GOODS TECHNOLOGY--23.3%
                   ----------------------------------------------------------------
      6,752        Boeing Co.                                                              710,648
                   ----------------------------------------------------------------
     13,000    (a) Cisco Systems, Inc.                                                     880,750
                   ----------------------------------------------------------------
      4,000    (a) Compaq Computer Corp.                                                   433,000
                   ----------------------------------------------------------------
     15,000        Computer Associates International, Inc.                                 821,250
                   ----------------------------------------------------------------
     15,000        Diebold, Inc.                                                           562,500
                   ----------------------------------------------------------------
      4,000        Eastman Kodak Co.                                                       331,500
                   ----------------------------------------------------------------
      5,000        Hewlett-Packard Co.                                                     257,500
                   ----------------------------------------------------------------
     11,000        Intel Corp.                                                           1,666,500
                   ----------------------------------------------------------------
      7,000    (a) Microsoft Corp.                                                         868,000
                   ----------------------------------------------------------------
      9,400        Raytheon Co.                                                            448,850
                   ----------------------------------------------------------------
     12,000        Rockwell International Corp.                                            774,000
                   ----------------------------------------------------------------
     30,000    (a) Sun Microsystems, Inc.                                                  967,500
                   ----------------------------------------------------------------
     10,000        Telefonaktiebolaget LM Ericsson, Class B                                356,250
                   ----------------------------------------------------------------
     10,000        United Technologies Corp.                                               803,750
                   ----------------------------------------------------------------
     25,000    (a) Westell Technologies, Inc., Class A                                     506,250
                   ----------------------------------------------------------------   ------------
                   Total                                                                10,388,248
                   ----------------------------------------------------------------   ------------


NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER CYCLICAL--3.4%
                   ----------------------------------------------------------------
     40,000    (a) CompUSA, Inc.                                                      $    930,000
                   ----------------------------------------------------------------
     10,000        Nike, Inc., Class B                                                     570,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,500,000
                   ----------------------------------------------------------------   ------------
                   CONSUMER SERVICES--2.3%
                   ----------------------------------------------------------------
     16,000    (a) Boston Chicken, Inc.                                                    288,000
                   ----------------------------------------------------------------
      3,000        Disney (Walt) Co.                                                       245,625
                   ----------------------------------------------------------------
     10,000        McDonald's Corp.                                                        502,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,036,125
                   ----------------------------------------------------------------   ------------
                   CONSUMER STAPLES--12.4%
                   ----------------------------------------------------------------
      8,000        Gillette Co.                                                            711,000
                   ----------------------------------------------------------------
     20,000        Kimberly-Clark Corp.                                                  1,002,500
                   ----------------------------------------------------------------
     20,000        PepsiCo, Inc.                                                           735,000
                   ----------------------------------------------------------------
     12,500        Procter & Gamble Co.                                                  1,723,437
                   ----------------------------------------------------------------
     20,000    (a) Safeway, Inc.                                                           900,000
                   ----------------------------------------------------------------
     12,000        Seagram Co. Ltd.                                                        483,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 5,554,937
                   ----------------------------------------------------------------   ------------
                   DRUGS & HEALTHCARE--16.8%
                   ----------------------------------------------------------------
     11,000    (a) Boston Scientific Corp.                                                 587,125
                   ----------------------------------------------------------------
      8,000        Johnson & Johnson                                                       479,000
                   ----------------------------------------------------------------
     11,000        Lilly (Eli) & Co.                                                     1,023,000
                   ----------------------------------------------------------------
     25,410    (a) MedPartners, Inc.                                                       482,790
                   ----------------------------------------------------------------
     11,000        Medtronic, Inc.                                                         814,000
                   ----------------------------------------------------------------
     10,000        Pfizer, Inc.                                                          1,028,750
                   ----------------------------------------------------------------
     31,500    (a) Thermo Cardiosystems, Inc.                                              846,563
                   ----------------------------------------------------------------
     22,000        Warner-Lambert Co.                                                    2,216,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                 7,477,728
                   ----------------------------------------------------------------   ------------


NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   ENERGY--13.2%
                   ----------------------------------------------------------------
     16,000        Baker Hughes, Inc.                                                 $    600,000
                   ----------------------------------------------------------------
     16,800        Exxon Corp.                                                             995,400
                   ----------------------------------------------------------------
     10,000        Halliburton Co.                                                         773,750
                   ----------------------------------------------------------------
      8,000        Royal Dutch Petroleum Co., ADR                                        1,562,000
                   ----------------------------------------------------------------
     10,000        Schlumberger Ltd.                                                     1,191,250
                   ----------------------------------------------------------------
     10,000        Unocal Corp.                                                            426,250
                   ----------------------------------------------------------------
      7,500        Williams Cos., Inc. (The)                                               330,938
                   ----------------------------------------------------------------   ------------
                   Total                                                                 5,879,588
                   ----------------------------------------------------------------   ------------
                   FINANCE--INSURANCE, BANKING & OTHER--14.2%
                   ----------------------------------------------------------------
     10,000        Allstate Corp.                                                          736,250
                   ----------------------------------------------------------------
     10,000        American Express Co.                                                    695,000
                   ----------------------------------------------------------------
      7,500        American International Group, Inc.                                    1,015,312
                   ----------------------------------------------------------------
     30,000        Capstone Capital Trust, Inc.                                            682,500
                   ----------------------------------------------------------------
      5,000        Chase Manhattan Corp.                                                   472,500
                   ----------------------------------------------------------------
     20,000        National Golf Properties, Inc.                                          650,000
                   ----------------------------------------------------------------
     15,000        NationsBank Corp.                                                       883,125
                   ----------------------------------------------------------------
     15,000        Progressive Corp. Ohio                                                1,186,875
                   ----------------------------------------------------------------   ------------
                   Total                                                                 6,321,562
                   ----------------------------------------------------------------   ------------
                   TRANSPORTATION--1.0%
                   ----------------------------------------------------------------
      8,000        CSX Corp.                                                               424,000
                   ----------------------------------------------------------------   ------------
                   UTILITIES--2.8%
                   ----------------------------------------------------------------
     17,000        Cincinnati Bell, Inc.                                                 1,045,500
                   ----------------------------------------------------------------
      4,000        Consolidated Natural Gas Co.                                            212,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,258,000
                   ----------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $32,509,085)                    44,087,763
                   ----------------------------------------------------------------   ------------


NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------        -----------------------------------------------------------------   -----------
(B)REPURCHASE AGREEMENTS--0.8%
------------------------------------------------------------------------------------
$   340,000        National City Bank, Cleveland, OH, 6.50%, dated 5/30/1997, due
                   6/2/1997 (AT AMORTIZED COST)                                        $   340,000
                   -----------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $32,849,085)(C)                  $44,427,763
                   -----------------------------------------------------------------   -----------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $32,849,085. The net unrealized appreciation of investments on a federal tax basis amounts to $11,578,678 which is comprised of $12,301,066 appreciation and $722,388 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($44,592,928) at May 31,1997.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $32,849,085)     $44,427,763
-------------------------------------------------------------------------------
Cash                                                                                    142,484
-------------------------------------------------------------------------------
Income receivable                                                                        79,340
-------------------------------------------------------------------------------     -----------
     Total assets                                                                    44,649,587
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Income distribution payable                                             $ 7,863
---------------------------------------------------------------------
Accrued expenses                                                         48,796
---------------------------------------------------------------------   -------
     Total liabilities                                                                   56,659
-------------------------------------------------------------------------------     -----------
Net Assets for 2,841,580 shares outstanding                                         $44,592,928
-------------------------------------------------------------------------------     -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                                     $31,760,927
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           11,578,678
-------------------------------------------------------------------------------
Accumulated net realized gain on investments                                          1,227,646
-------------------------------------------------------------------------------
Undistributed net investment income                                                      25,677
-------------------------------------------------------------------------------     -----------
     Total Net Assets                                                               $44,592,928
-------------------------------------------------------------------------------     -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
Net Asset Value Per Share ($44,592,928 / 2,841,580 shares
  outstanding)                                                                           $15.69
-------------------------------------------------------------------------------     -----------
Offering Price Per Share (100/95.50 of $15.69)*                                          $16.43
-------------------------------------------------------------------------------     -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Dividends                                                                            $  296,927
---------------------------------------------------------------------------------
Interest                                                                                 39,482
---------------------------------------------------------------------------------    ----------
     Total income                                                                       336,409
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                  $163,897
----------------------------------------------------------------------
Administrative personnel and services fee                                  49,863
----------------------------------------------------------------------
Custodian fees                                                             10,739
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   15,094
----------------------------------------------------------------------
Directors'/Trustees' fees                                                   3,298
----------------------------------------------------------------------
Auditing fees                                                               7,238
----------------------------------------------------------------------
Legal fees                                                                  1,357
----------------------------------------------------------------------
Portfolio accounting fees                                                  24,025
----------------------------------------------------------------------
Share registration costs                                                    6,186
----------------------------------------------------------------------
Printing and postage                                                        4,258
----------------------------------------------------------------------
Insurance premiums                                                          1,768
----------------------------------------------------------------------
Miscellaneous                                                               2,337
----------------------------------------------------------------------   --------
     Total expenses                                                       290,060
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------
     Waiver of investment advisory fee                                    (32,780)
----------------------------------------------------------------------   --------
          Net expenses                                                                  257,280
---------------------------------------------------------------------------------    ----------
               Net investment income                                                     79,129
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                      1,227,753
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  2,296,999
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  3,524,752
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $3,603,881
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                        (UNAUDITED)          YEAR ENDED
                                                        MAY 31, 1997     NOVEMBER 30, 1996
                                                      ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net investment income                                   $     79,129        $    162,389
----------------------------------------------------
Net realized gain on investments ($1,227,753 and
$1,800,706 net gains, respectively, as computed for
federal tax purposes)                                      1,227,753           1,810,858
----------------------------------------------------
Net change in unrealized appreciation                      2,296,999           4,521,064
----------------------------------------------------  --------------     ---------------
     Change in net assets resulting from operations        3,603,881           6,494,311
----------------------------------------------------  --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------
Distributions from net investment income                     (58,878)           (162,364)
----------------------------------------------------
Distributions from net realized gains                     (1,800,823)           (315,173)
----------------------------------------------------  --------------     ---------------
     Change in net assets resulting from
     distributions to shareholders                        (1,859,701)           (477,537)
----------------------------------------------------  --------------     ---------------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                               3,192,229          13,364,107
----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                          1,802,513               3,433
----------------------------------------------------
Cost of shares redeemed                                   (5,003,813)         (2,329,055)
----------------------------------------------------  --------------     ---------------
     Change in net assets resulting from share
     transactions                                             (9,071)         11,038,485
----------------------------------------------------  --------------     ---------------
          Change in net assets                             1,735,109          17,055,259
----------------------------------------------------
NET ASSETS:
----------------------------------------------------
Beginning of period                                       42,857,819          25,802,560
----------------------------------------------------  --------------     ---------------
End of period (including undistributed net
investment income of $25,677 and $5,426,
respectively)                                           $ 44,592,928        $ 42,857,819
----------------------------------------------------  --------------     ---------------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS
                                                        ENDED            YEAR ENDED NOVEMBER 30,
                                                       MAY 31,       --------------------------------
                                                         1997         1996        1995       1994(A)
                                                     ------------    ------      ------      --------
NET ASSET VALUE, BEGINNING OF PERIOD                    $15.14       $12.69      $ 9.78       $10.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net investment income                                   0.03         0.07        0.10         0.05
--------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                             1.18         2.61        2.91        (0.23)
--------------------------------------------------   ---------       ------      ------      -------
Total from investment operations                          1.21         2.68        3.01        (0.18)
--------------------------------------------------   ---------       ------      ------      -------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income               (0.02)       (0.07)      (0.10)       (0.04)
--------------------------------------------------
  Distributions from net realized gain on
  investments                                            (0.64)       (0.16)         --           --
--------------------------------------------------   ---------       ------      ------      -------
Total distributions                                      (0.66)       (0.23)      (0.10)       (0.04)
--------------------------------------------------   ---------       ------      ------      -------
NET ASSET VALUE, END OF PERIOD                          $15.69       $15.14      $12.69       $ 9.78
--------------------------------------------------   ---------       ------      ------      -------
TOTAL RETURN (B)                                          8.41%       21.38%      30.97%       (1.76%)
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses                                                1.18%*       1.13%       1.48%        1.00%*
--------------------------------------------------
  Net investment income                                   0.36%*       0.51%       0.88%        2.36%*
--------------------------------------------------
  Expense waiver/reimbursement (c)                        0.15%*       0.37%       0.52%        1.72%*
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)              $44,593       $42,858     $25,803     $11,614
--------------------------------------------------
  Average commission rate paid                         $0.0579       $0.0625      $  --        $  --
--------------------------------------------------
  Portfolio turnover                                        29%          49%         35%           0%
--------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from September 13, 1994 (date of initial public investment) to November 30, 1994. For the period from August 30, 1994 (start of business) to September 12, 1994, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve growth of capital and income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                            SIX MONTHS
                                                              ENDED             YEAR ENDED
                                                           MAY 31, 1997     NOVEMBER 30, 1996
-------------------------------------------------------   --------------    ------------------
Shares sold                                                   217,530             965,226
-------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                      125,427                 246
-------------------------------------------------------
Shares redeemed                                              (333,046)           (167,671)
-------------------------------------------------------   ------------      --------------
  Net change resulting from share transactions                  9,911             797,801
-------------------------------------------------------   ------------      --------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--First National Bank of Ohio, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $100,000 for the Fund.


NEWPOINT EQUITY FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund has not made any payments pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $14,066,830
-------------------------------------------------------------------------------   -----------
SALES                                                                             $12,323,868
-------------------------------------------------------------------------------   -----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES                                        OFFICERS
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                  Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                               President and Treasurer
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                     Executive Vice President
Lawrence D. Ellis, M.D.                         Richard B. Fisher
Edward L. Flaherty, Jr.                           Vice President
Edward C. Gonzales                              John W. McGonigle
Peter E. Madden                                   Executive Vice President and
Gregor F. Meyer                                 Secretary
John E. Murray, Jr.                             C. Christine Thomson
Wesley W. Posvar                                  Vice President and Assistant
Marjorie P. Smuts                               Treasurer
                                                C. Todd Gibson
                                                  Assistant Secretary

The shares offered by the fund are not deposits or obligations of First National Bank of Ohio, or any bank, are not endorsed or guaranteed by First National Bank of Ohio, or any bank, and are not obligations of, guaranteed by, or insured by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.